Statutory Financial Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	$ 262
Statutory capital and surplus	3,600
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	262	764	18
Statutory capital and surplus	3,550	3,837	3,591
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory net income (loss)	(103)	(54)	(61)
Statutory capital and surplus	$ 534	$ 311	$ 302